Average Annual Total Returns{- Natural Gas Portfolio} - 02.28 Select Portfolios: Group 3 Energy Sector Combo PRO-17 - Natural Gas Portfolio	Natural Gas Portfolio-Default Return Before Taxes Past 1 year	Natural Gas Portfolio-Default Return Before Taxes Past 5 years	Natural Gas Portfolio-Default Return Before Taxes Past 10 years	Natural Gas Portfolio-Default After Taxes on Distributions Past 1 year	Natural Gas Portfolio-Default After Taxes on Distributions Past 5 years	Natural Gas Portfolio-Default After Taxes on Distributions Past 10 years	Natural Gas Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Natural Gas Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Natural Gas Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXZGH Past 1 year	IXZGH Past 5 years	IXZGH Past 10 years
Total	(40.60%)	(10.47%)	(9.43%)	(40.92%)	(10.86%)	(9.76%)	(23.81%)	(7.37%)	(6.11%)	18.40%	15.22%	13.88%	(29.73%)	(4.38%)	(4.60%)